Goldman Sachs High Yield Municipal Fund Average Annual Total Returns - Class A C Inst Inv R6 Shares [Member]		12 Months Ended	60 Months Ended	73 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Goldman Sachs High Yield Municipal Fund Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.17%	1.63%		3.55%
Bloomberg Municipal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%		2.34%
Bloomberg Municipal High Yield Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.46%	2.18%		4.34%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	0.83%	2.01%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		(2.58%)	0.04%		3.16%
Performance Inception Date	Apr. 03, 2000
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.67%)	(0.06%)		3.05%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.05%	0.76%		3.20%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		0.28%	0.21%		2.87%	[1]
Performance Inception Date	Apr. 03, 2000
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.36%	1.28%		3.95%
Performance Inception Date	Apr. 03, 2000
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.30%	1.22%		3.91%
Performance Inception Date	Jul. 30, 2010
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.37%	1.27%		3.95%	[2]
Performance Inception Date	Nov. 30, 2017

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[2]	Class R6 Shares commenced operations on November 30, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in \ the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.